Outfitter Fund
Investment Objective
The Outfitter Fund (the "Fund") seeks long-term capital appreciation as its primary objective, and investment income as the secondary objective.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Outfitter Fund
Redemption Fees On shares sold after holding them for 90 days or less (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Outfitter Fund
Management Fees		0.95%
Distribution 12b-1 Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expense		0.02%
Total Annual Fund Operating Expenses		1.21%
Fee Waiver/Expense Reimbursement	[1]	(0.35%)
Total Annual Fund Operating Expenses After Waiver and Reimbursements		0.86%
[1]	Effective June 18, 2012 through May 31, 2013, the Adviser has contractually agree to waive Services Agreement fees and Management Agreement fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses) at 0.84% of its average daily net assets for that period. The Adviser may not terminate this arrangement before May 31, 2013.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Outfitter Fund	123	384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests primarily in domestic & international common stocks of large, mid and small capitalization companies, corporate bonds, and government bonds.  The Fund may invest up to 35% of total assets in foreign securities including American Depositary Receipts (ADRs).  Additionally, the Fund may invest in exchange traded funds (ETFs).  Generally, ETFs hold a portfolio of common stocks, fixed income securities, or alternative investments designed to track the performance of a securities sector or index.  While the investment strategy primarily targets long-term investments held for more than one year, the Fund also makes short-term investments.  The Fund's investment adviser (the "Adviser"), Outfitter Financial Corp., allocates assets among common stocks, corporate bonds, and government bonds based on risk / reward analysis.  The Adviser's risk / reward analysis incorporates macro economic forecasts and bottom up fundamental analysis.  For example, when the Adviser believes the macro economic outlook is positive it may allocate additional assets into common stocks and corporate bonds.  When the Adviser believes the macro economic outlook is negative it may allocate assets out of common stocks and corporate bonds and into government securities.  The Adviser may consider for purchase companies that trade at a discount to their "private market value" at the time of investment.  A company's "private market value" is the price that the Adviser believes an informed buyer would pay to acquire the company. The Adviser may invest the Fund’s assets in high-yield fixed income securities.  The Adviser varies the mix of common stocks and bonds through the economic cycle in an effort to enhance returns when market trends are favorable and limit losses when markets are falling.

The Adviser invests in bonds and dividend paying equities to generate investment income. The Adviser believes that the generation of investment income will contribute to the funds total return and help lower the standard deviation of returns over-time.

The Adviser uses fundamental research for security selection.  Fundamental analysis of a business involves analyzing its financial statements and health, its management and competitive advantages, and its competitors and market trends.  The Adviser focuses investments in companies that have a perceived edge or favorable risk / reward based on its fundamental analysis.

The Adviser sells or reduces the Fund's position in a security when the fundamentals of the company have changed and the Adviser believes the risk / reward is no longer favorable, when the security has reached its target price, or when the economic macro outlook no longer favors the investment.

Although the Fund intends to invest primarily in domestic and international common stocks of large and mid capitalization companies, corporate bonds, and government bonds, the Adviser may also allocate a significant portion of the Fund's assets in cash or cash-equivalents when it believes the macro economic outlook is negative.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry or group of industries.

The Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. Insofar as the Fund invests in ETFs, such ETFs may be directly subject to the risks described in this section of the prospectus.

Risks in General.  Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance.  The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies.  The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Fixed Income Securities Risks.  Investing in fixed income securities subjects the Fund to interest rate risk and credit risk.  Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.  Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.  The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Investments in high yield securities and securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

Foreign Risk.  The Fund may invest in foreign securities including American Depositary Receipts (ADRs) and foreign bonds.  ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.  They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.  Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.   These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Foreign Currency Risk. Securities of foreign companies may be denominated in foreign currencies and, therefore, subject to risks associated with fluctuations in currency exchange rates. Currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related securities in the issuer’s home country. When the Fund engages in hedging of foreign currencies by entering into derivative transactions, the Fund could lose money on its investment and also lose money on the position designed to act as a hedge.

Risks of Exchange Traded Funds (ETFs).  Investment in an exchange traded fund (ETF) carries security specific risk and the market risk.  Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Sector Risks.  Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risk of Non-Diversification.  The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risk of Dependence on the Portfolio Manager and Key Personnel.  The success of the Fund will depend to a great extent on the investment skills of the portfolio manager.  The Fund could be adversely affected if, because of illness or other factors, the portfolio manager's services are not available for any significant period of time.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.